Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
(29) Subsequent Event

On January 12, 2015, Shandong Fuwei received a notice (the “notice”) issued by Weifang State-owned Assets Operation Administration Company and Joyinn Hotel Investment & Management Co., Ltd. announced that all the agreements signed before between related parties were terminated and upon the receipt of RMB21,000 formerly as prepayment of capital increase returning from Joyinn Hotel Investment & Management Co., Ltd., Fuwei Shandong will handle procedures of removing the related share pledge. After reviewed by the Board of Directors (the “Board”) of Fuwei Films, the Board had approved the execution of the notice. On January 22, Shandong Fuwei received RMB21,000 returning from Joyinn Hotel Investment & Management Co., Ltd.